Item 1. Report to Shareholders

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
May 31, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

HIGH YIELD FUND
--------------------------------------------------------------------------------
As of 5/31/04

High Yield Fund   $20,422

CS First Boston High Yield Index   $20,790

Lipper High Current Yield Funds Average   $16,707


                                          CS First          Lipper High
                        High           Boston High        Current Yield
                  Yield Fund           Yield Index        Funds Average

5/94                 $10,000               $10,000              $10,000

5/95                  10,708                11,101               10,832

5/96                  11,678                12,261               12,030

5/97                  13,254                13,902               13,553

5/98                  15,177                15,606               15,371

5/99                  15,592                15,497               15,170

5/00                  15,494                15,105               14,701

5/01                  16,108                15,638               14,223

5/02                  16,668                16,210               13,865

5/03                  18,424                18,357               14,994

5/04                  20,422                20,790               16,707

Note: Performance for Advisor Class shares will vary from fund shares due to the differing fee structure. See returns table below.

Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Periods Ended 5/31/04                    1 Year   5 Years   10 Years    3/31/00
--------------------------------------------------------------------------------
High Yield Fund                          10.85%     5.54%      7.40%         -

High Yield Fund-Advisor Class            10.60         -          -       6.40%

CS First Boston High Yield Index         13.25      6.05       7.59       7.51

Lipper High Current Yield Funds Average  10.89      2.99       5.13       3.86

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund generated a solid 10.85% return for the 12-month period ended May 31, 2004, in a difficult environment for most fixed-income securities. The fund's results were in line with the Lipper High Current Yield Funds Average but trailed the unmanaged CS First Boston High Yield Index, as shown in the table on the preceding page. At the beginning of the fiscal year, we were overweight in traditionally defensive sectors, including broadcasting and gaming. In late 2003, we rotated the portfolio into sectors with more upside potential such as utilities and telecommunications. However, in the first quarter of 2004, we positioned the portfolio a bit more defensively and trimmed our exposure to lower-rated (CCC) credits in favor of middle-tier (B rated) issues that should benefit from the improving economy and higher commodity prices. The fund benefited from its higher exposure to CCCs in 2003, but compared to the benchmark, we remained considerably underweight in the most aggressive bonds, and it hurt our relative performance.

[Graphic Omitted]

QUALITY DIVERSIFICATION
--------------------------------------------------------------------------------

BBB Rated and Above       5%

BB Rated                 18%

B Rated                  66%

CCC and Below
(including Not Rated)    11%

Based on T. Rowe Price research.

As you know, the fund seeks high current income and, secondarily, capital appreciation. The fund will normally invest at least 80% of net assets in a widely diversified portfolio of high-yield corporate bonds, often referred to as "junk" bonds, income-producing convertible securities, and preferred stocks. High-yield bonds (BB rated and lower) are rated below investment grade (BBB and higher), and generally provide high income to compensate investors for their higher risk of default. Like other bond funds, the High Yield Fund is exposed to interest rate risk, but credit and other risks may often be more important.

The Major Index Returns table shows how various quality bonds performed over the fund's fiscal year. High-yield bonds, which tend to act more like equities than like fixed-income securities in an improving economic environment, outperformed investment-grade bonds over the 12-month period. In fact, most fixed-income classes posted negative returns during the fund's fiscal year.

Major Index Returns
--------------------------------------------------------------------------------
Period Ended 5/31/04                               12 Months
--------------------------------------------------------------------------------
Lehman Brothers U.S. Treasury Index                    -2.64%

Lehman Brothers U.S. Aggregate Index                   -0.44

Lehman Brothers U.S. Credit Index                      -0.58

Lehman Brothers Mortgage-Backed
Securities Index                                        1.50

CS First Boston High Yield Index                       13.25

Sources: Lehman Brothers and CS First Boston.


Portfolio Characteristics
--------------------------------------------------------------------------------
Periods Ended                             5/31/03       5/31/04
--------------------------------------------------------------------------------
High Yield Fund Share Price                 $6.69         $6.84

30-Day Standardized Yield
to Maturity                                  8.87%         7.76%
--------------------------------------------------------------------------------
High Yield Fund-Advisor Class
Share Price                                 $6.68         $6.83

30-Day Standardized Yield
to Maturity                                  8.63%         7.55%
--------------------------------------------------------------------------------
Weighted Average Maturity (years)            7.6           7.3

Weighted Average Duration (years)            3.9           3.6

Weighted Average Quality *                    B+            B+

*  Based on T. Rowe Price research.


The Portfolio Characteristics table shows various portfolio details as of May 31, 2004, compared with one year earlier. The portfolio's weighted average maturity declined slightly to 7.3 years, and duration eased to 3.6 years, from
7.6 and 3.9 years, respectively. The portfolio's weighted average quality was unchanged from a year ago at B+. We favor shorter-duration, higher-coupon B rated bonds with defensive characteristics that should enable them to hold their value in the face of rising rates. We've become more defensive because we believe interest rates are going to rise over the next year. Throughout the period, we consciously avoided buying the most rate-sensitive paper in our market and opportunistically reduced our exposure to our lowest-yielding bonds, which are typically the most affected by rising rates.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

June 17, 2004

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
Investor Class
                          Year
                         Ended
                       5/31/04     5/31/03     5/31/02     5/31/01     5/31/00
NET ASSET VALUE

Beginning of period  $    6.69   $    6.62   $    7.04   $    7.50   $    8.32

Investment activities
  Net investment
  income (loss)           0.56        0.58        0.63        0.74        0.76

  Net realized and
  unrealized gain (lo     0.15        0.06       (0.41)      (0.46)      (0.81)

  Total from
  investment
  activities              0.71        0.64        0.22        0.28       (0.05)

Distributions
  Net investment
  income                 (0.56)      (0.57)      (0.64)      (0.74)      (0.77)

NET ASSET VALUE

End of period        $    6.84   $    6.69   $    6.62   $    7.04   $    7.50
                    ----------------------------------------------------------
Ratios/Supplemental Data

Total return^            10.85%      10.53%       3.48%       3.96%      (0.63)%

Ratio of total
expenses to average
net assets                0.78%       0.81%       0.83%       0.82%       0.83%

Ratio of net
investment
income (loss)
to average
net assets                8.07%       9.09%       9.56%      10.16%       9.60%

Portfolio turnover
rate                      74.0%       59.9%       71.3%       80.1%       75.9%

Net assets,
end of period
(in millions)        $   3,159   $   2,568   $   1,811   $   1,538   $   1,524

  ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
Advisor Class

                          Year                                         3/31/00
                         Ended                                         Through
                       5/31/04     5/31/03     5/31/02     5/31/01     5/31/00
NET ASSET VALUE

Beginning of period  $    6.68   $    6.61   $    7.04   $    7.50   $    7.70

Investment activities
  Net investment
  income (loss)           0.54        0.56        0.63        0.73        0.12

  Net realized and
  unrealized gain
  (loss)                  0.15        0.07       (0.43)      (0.46)      (0.19)

  Total from
  investment
  activities              0.69        0.63        0.20        0.27       (0.07)

Distributions
  Net investment
  income                 (0.54)      (0.56)      (0.63)      (0.73)      (0.13)

NET ASSET VALUE

End of period        $    6.83   $    6.68   $    6.61   $    7.04   $    7.50
                     ---------------------------------------------------------

Ratios/Supplemental Data

Total return^            10.60%      10.32%       3.14%       3.86%     (0.90)%

Ratio of total
expenses to average
net assets                1.02%       1.01%       0.99%       0.93%       0.68%!

Ratio of net
investment
income (loss)
to average
net assets                7.82%       8.83%       9.46%       9.78%      10.01%!

Portfolio turnover
rate                      74.0%       59.9%       71.3%       80.1%       75.9%

Net assets,
end of period
(in thousands)       $ 704,710   $ 496,630   $ 233,802   $   3,061   $      10

  ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

  ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report                                             May 31, 2004

Portfolio of Investments (1)                            $ Par/Shares       Value
--------------------------------------------------------------------------------
(Amounts in 000s)

CORPORATE BONDS AND NOTES   90.8%

Advertising   0.2%

Advanstar Communications
      10.75%, 8/15/10                                         3,725        4,060

      12.00%, 2/15/11                                         4,500        4,770

                                                                           8,830

Aerospace & Defense   2.0%

Aviall, 7.625%, 7/1/11                                        9,975       10,374

BE Aerospace
      8.00%, 3/1/08                                           2,400        2,268

      8.50%, 10/1/10                                          3,075        3,305

      8.875%, 5/1/11                                          3,025        2,859

      9.50%, 11/1/08                                          4,000        3,900

Gencorp, 9.50%, 8/15/13                                      27,100       27,777

IT Group, VR, 2.50%, 6/11/07                                  4,331          217

Sequa, 9.00%, 8/1/09                                          1,325        1,418

TD Funding, 8.375%, 7/15/11                                   6,750        6,817

Vought Aircraft Industries, 144A, 8.00%, 7/15/11             17,210       16,479

                                                                          75,414

Automobiles and Related   3.8%

Accuride
      VR, 4.375%, 1/21/07                                     2,969        3,013

      VR, 6.688%, 6/13/07                                    14,000       14,210

Asbury Automotive, 8.00%, 3/15/14                             7,800        7,215

Autocam, 144A, 10.875%, 6/15/14                               6,950        6,846

Collins & Aikman, 11.50%, 4/15/06                               658          638

Cummins, 9.50%, 12/1/10                                       1,200        1,359

Dana, 9.00%, 8/15/11                                         14,620       16,557

Delco Remy, 144A, 9.375%, 4/15/12                             5,975        5,781

Dura Operating, 9.00%, 5/1/09                                 1,225        1,188

Eaglepicher, 9.75%, 9/1/13                                   11,350       12,145

Goodyear Tire & Rubber, VR, 5.61%, 3/31/06                    5,750        5,779

HLI Operating, 10.50%, 6/15/10                                5,953        6,638

J B Poindexter, 144A, 8.75%, 3/15/14                         10,575       10,416

MSX International, 11.375%, 1/15/08                           1,925        1,492

Navistar International
      7.50%, 6/15/11                                          4,375        4,386

      8.00%, 2/1/08                                           1,075        1,097

R J Tower, 12.00%, 6/1/13                                     4,325        4,130

Tenneco Automotive, Series B, 11.625%, 10/15/09               8,150        8,782

TRW Automotive Acquisition
      9.375%, 2/15/13                                        13,937       15,435

      10.125%, 2/15/13 (EUR)                                  1,386        1,862

      11.00%, 2/15/13                                         9,192       10,709

Visteon, 7.00%, 3/10/14                                       8,950        8,501

                                                                         148,179

Broadcasting   2.7%

Gray Communications, 9.25%, 12/15/11                          9,775       10,679

Quebecor Media
      11.125%, 7/15/11                                       32,249       36,522

   STEP, 13.75%, 7/15/11                                      7,500        6,862

Sinclair Broadcast Group
      8.00%, 3/15/12                                          9,325        9,535

      8.75%, 12/15/11                                           650          695

Spanish Broadcasting Systems, 9.625%, 11/1/09                 6,295        6,641

Vivendi Universal, Series B, 9.25%, 4/15/10                  20,975       24,646

XM Satellite Radio, 12.00%, 6/15/10                           7,133        8,132

Young Broadcasting, 8.50%, 12/15/08                             150          160

                                                                         103,872

Building Products   2.7%

Associated Materials
      9.75%, 4/15/12                                         16,910       18,516

   144A, STEP, 11.25%, 3/1/14                                 9,000        5,895

Building Materials
      7.75%, 7/15/05                                            675          679

      8.00%, 12/1/08                                            775          775

   Series B
      8.00%, 10/15/07                                         2,025        2,025

      8.625%, 12/15/06                                          450          452

Collins & Aikman, 9.75%, 2/15/10                             11,500       11,672

Fedders North America, 144A, 9.875%, 3/1/14                   7,900        7,268

Interface, 10.375%, 2/1/10                                   12,185       13,343

Maax, 144A, 9.75%, 6/15/12                                    5,400        5,535

Mobile Mini, 9.50%, 7/1/13                                    5,825        6,466

Norcraft, 144A, 9.00%, 11/1/11                                9,380        9,896

Nortek, Series B, 9.875%, 6/15/11                             7,000        7,752

Texas Industries, 10.25%, 6/15/11                             7,940        8,774

U S Concrete, 144A, 8.375%, 4/1/14                            6,150        6,104

                                                                         105,152


Building and Real Estate   1.3%

Geo Group, 8.25%, 7/15/13                                     2,535        2,497

LNR Property, 7.25%, 10/15/13                                10,225        9,714

Lyon William Homes, 144A, 7.50%, 2/15/14                      4,500        4,196

Shaw Group, 10.75%, 3/15/10                                  11,900       11,722

WCI Communities
      7.875%, 10/1/13                                         5,800        5,800

      9.125%, 5/1/12                                          3,725        3,967

      10.625%, 2/15/11                                        5,050        5,479

Williams Scotsman
      9.875%, 6/1/07                                          2,950        2,906

      10.00%, 8/15/08                                         2,750        2,956

                                                                          49,237

Cable Operators   2.8%

Charter Communications
   144A, 8.00%, 4/30/12                                      11,230       10,963

   144A, 8.375%, 4/30/14                                      1,600        1,560

   144A, 8.75%, 11/15/13                                     18,200       17,608

   144A, 10.25%, 9/15/10                                     18,250       18,524

CSC Holdings
   144A, 6.75%, 4/15/12                                      16,250       15,600

   Series B, 7.625%, 4/1/11                                  10,690       10,824

Frontiervision Operating Partners
      VR, 5.40%, 3/31/06                                      3,380        3,367

      VR, 5.525%, 3/31/06                                     4,420        4,393

Insight Midwest
      9.75%, 10/1/09                                          4,915        5,173

      10.50%, 11/1/10                                         2,410        2,615

Mediacom Broadband, 11.00%, 7/15/13                           6,965        7,383

Olympus Communications, VR, 5.25%, 6/30/10                    8,500        8,202

Videotron, 6.875%, 1/15/14                                    3,550        3,470

                                                                         109,682

Container   3.7%

AEP Industries, 9.875%, 11/15/07                              5,505        5,588

Ball, 6.875%, 12/15/12                                        5,655        5,726

Bway, 10.00%, 10/15/10                                        9,130        9,632

Constar International, 11.00%, 12/1/12                        6,040        5,315

Crown European
      9.50%, 3/1/11                                          16,725       18,147

      10.875%, 3/1/13                                        15,310       17,147

Greif Brothers, 8.875%, 8/1/12                                4,850        5,141

Owens Brockway Glass Container
      7.75%, 5/15/11                                          4,300        4,365

      8.25%, 5/15/13                                         13,625       13,489

      8.875%, 2/15/09                                        11,500       12,017

Owens-Illinois, Series 2008, 7.35%, 5/15/08                   2,825        2,712

Plastipak, 10.75%, 9/1/11                                    18,425       19,807

Pliant, 144A, STEP, 11.125%, 6/15/09                          4,525        3,710

Solo Cup, 144A, 8.50%, 2/15/14                               12,150       12,150

Tekni Plex, 144A, 8.75%, 11/15/13                             9,625        9,312

                                                                         144,258

Electric Utilities   6.2%

AES
      7.75%, 3/1/14                                           4,425        4,204

      8.875%, 2/15/11                                        21,050       21,366

      9.375%, 9/15/10                                        14,250       14,820

   144A, 9.00%, 5/15/15                                      16,850       17,861

Allegheny Energy Supply
      7.80%, 3/15/11                                         16,200       15,390

   144A, 8.25%, 4/15/12                                      13,500       13,027

CMS Energy
      8.50%, 4/15/11                                          1,850        1,873

      9.875%, 10/15/07                                       13,921       15,174

Dynegy, 144A, 10.125%, 7/15/13                                9,150        9,745

Dynegy-Roseton Danskammer,
Series A, 7.27%, 11/8/10                                      5,000        4,650

Edison Mission Energy
      9.875%, 4/15/11                                         7,625        7,625

      10.00%, 8/15/08                                         3,275        3,406

   VR, 7.00%, 1/2/16                                          6,000        6,000

Illinois Power, 11.50%, 12/15/10                             16,780       19,758

Midwest Generation, 144A,
8.75%, 5/1/34 (Tender 5/1/14)                                 4,900        4,827

NGC, 7.125%, 5/15/18                                          2,025        1,509

NRG Energy, 144A, 8.00%, 12/15/13                            12,525       12,525

Orion Power, 12.00%, 5/1/10                                  14,582       17,717

PSEG Energy
      8.50%, 6/15/11                                          9,775       10,337

      10.00%, 10/1/09                                         3,575        4,031

Sierra Pacific Resources, 144A,
8.625%, 3/15/14                                              18,450       17,896

South Point Energy, Series B, 144A,
9.825%, 5/30/19                                               9,075        7,441

TNP Enterprises, 10.25%, 4/1/10                               6,945        7,501

Utilicorp Canada Finance, 7.75%, 6/15/11                      1,825        1,681

                                                                         240,364

Electronic Components   3.1%

AMI Semiconductor, 10.75%, 2/1/13                             3,283        3,841

Amkor Technology
      7.75%, 5/15/13                                          7,525        7,224

      10.50%, 5/1/09                                          5,000        5,237

   144A, 7.125%, 3/15/11                                      1,200        1,140

Avaya, 11.125%, 4/1/09                                        7,816        9,223

Chippac, Series B, 12.75%, 8/1/09                             7,525        8,052

Fairchild Semiconductor, 10.50%, 2/1/09                       5,085        5,555

Flextronics, 9.75%, 7/1/10 (EUR)                              4,500        5,937

Lucent Technologies
      5.50%, 11/15/08                                         6,450        6,031

      6.45%, 3/15/29                                          2,500        1,887

New Asat Finance, 144A, 9.25%, 2/1/11                         4,775        4,811

Nortel Networks, 6.125%, 2/15/06                             12,200       11,926

On Semiconductor
      12.00%, 3/15/10                                         2,909        3,433

      13.00%, 5/15/08                                         6,370        7,325

Sanmina-SCI, 10.375%, 1/15/10                                 8,025        9,189

Semiconductor Note Partnership,
144A, Zero Coupon, 8/4/11                                     3,325        4,688

Stratus Technologies, 144A, 10.375%, 12/1/08                  9,785        9,540

Telex Communications, 11.50%, 10/15/08                        9,500       10,070

UGS, 144A, 10.00%, 6/1/12                                     4,700        4,959

                                                                         120,068

Energy   6.4%

Amerigas Partners
      8.875%, 5/20/11                                        23,365       24,767

      10.00%, 4/15/06                                         3,500        3,780

ANR Pipeline, 8.875%, 3/15/10                                 3,175        3,445

BRL Universal Equipment, 8.875%, 2/15/08                      6,745        7,217

CHC Helicopter, 144A, 7.375%, 5/1/14                          7,625        7,453

Chesapeake Energy
      8.125%, 4/1/11                                            350          378

      9.00%, 8/15/12                                          7,725        8,633

Denbury, 7.50%, 4/1/13                                        1,175        1,175

Dresser, 9.375%, 4/15/11                                      9,040        9,673

El Paso Production, 7.75%, 6/1/13                             8,550        8,037

Encore Acquisition, 8.375%, 6/15/12                           4,010        4,251

Ferrellgas Partners, 8.75%, 6/15/12                          12,295       12,971

Geophysique, 10.625%, 11/15/07                                9,247        9,779

Hanover Compressor Co, 9.00%, 6/1/14                          4,625        4,718

Hanover Equipment Test, Series A, 8.50%, 9/1/08               2,850        2,993

Hilcorp Energy, 144A, 10.50%, 9/1/10                         13,260       14,453

Magnum Hunter Resources, 9.60%, 3/15/12                       5,162        5,627

North American Energy Partners, 144A,
8.75%, 12/1/11                                                8,325        8,096

Petroleum Geo-Services, 10.00%, 11/5/10                      16,647       17,063

Petroleum Helicopters, 9.375%, 5/1/09                         7,150        7,436

Plains Exploration & Production, 8.75%, 7/1/12                3,250        3,510

Southern Natural Gas, 8.875%, 3/15/10                         4,075        4,421

Stone Energy, 8.25%, 12/15/11                                   675          705

Swift Energy, 10.25%, 8/1/09                                 14,430       15,368

Tom Brown, 7.25%, 9/15/13                                       175          194

Universal Compression, 7.25%, 5/15/10                         8,550        8,806

Westport Resources, 8.25%, 11/1/11                            3,575        3,933

Williams Companies
      7.625%, 7/15/19                                         2,165        2,035

      7.75%, 6/15/31                                          3,950        3,545

      8.625%, 6/1/10                                          6,950        7,558

      8.75%, 3/15/32                                          9,550        9,455

   STEP, 8.125%, 3/15/12                                     20,665       21,801

   Series A, 7.50%, 1/15/31                                   5,825        5,126

                                                                         248,402

Entertainment and Leisure   1.9%

AMF Bowling Worldwide, 144A, 10.00%, 3/1/10                   6,900        7,004

Cinemark
      9.00%, 2/1/13                                             700          760

   144A, STEP, 9.75%, 3/15/14                                 4,900        3,111

Six Flags
      9.50%, 2/1/09                                           4,705        4,793

      9.75%, 4/15/13                                         10,525       10,525

Universal City Development Partners,
11.75%, 4/1/10                                               22,975       26,306

Warner Music Group, 144A, 7.375%, 4/15/14                    19,200       18,720

                                                                          71,219

Finance and Credit   0.6%

B F Saul Real Estate, Series B, 7.50%, 3/1/14                 7,575        7,461

FBOP Capital Trust II, 144A, 10.00%, 1/15/09                  4,200        4,515

Labranche, 144A, 9.50%, 5/15/09                               9,400        9,353

                                                                          21,329

Food/Tobacco   2.5%

Agrilink Foods, 11.875%, 11/1/08                              2,700        2,862

B&G Foods, 9.625%, 8/1/07                                    16,425       16,712

Dimon, 9.625%, 10/15/11                                       8,750        8,969

Dole Food
      8.875%, 3/15/11                                        10,505       10,636

      VR, 8.625%, 5/1/09                                      5,575        5,631

Le Natures, 144A, STEP, 10.00%, 6/15/13                      13,580       13,750

Merisant, 144A, 9.50%, 7/15/13                                6,325        6,768

Pinnacle Foods, 144A, 8.25%, 12/1/13                         29,520       29,151

Standard Commercial, 144A, 8.00%, 4/15/12                     3,350        3,392

                                                                          97,871

Gaming   4.2%

American Casino & Entertainment, 144A,
7.85%, 2/1/12                                                 6,490        6,506

Ameristar Casinos, 10.75%, 2/15/09                           10,825       12,395

Argosy Gaming
      9.00%, 9/1/11                                           2,260        2,492

   144A, 7.00%, 1/15/14                                       5,700        5,529

Boyd Gaming, 144A, 6.75%, 4/15/14                             9,975        9,377

Global Cash Access, 144A, 8.75%, 3/15/12                     12,125       12,549

Herbst Gaming, 10.75%, 9/1/08                                 7,195        8,274

Hollywood Park, 9.25%, 2/15/07                                4,450        4,539

Horseshoe Gaming, 8.625%, 5/15/09                             1,436        1,497

Isle Capri Casinos, 144A, 7.00%, 3/1/14                      12,925       12,020

Majestic Star Casino, 9.50%, 10/15/10                         9,225        9,409

Mirage Resorts, 6.75%, 2/1/08                                 4,350        4,524

Penn National Gaming, 11.125%, 3/1/08                        15,140       16,692

Premier Entertainment, 144A, 10.75%, 2/1/12                   2,925        3,079

Resorts International Hotel, 11.50%, 3/15/09                    775          864

Station Casinos
      6.00%, 4/1/12                                           5,900        5,620

      6.875%, 3/1/16                                          5,125        4,843

Turning Stone Casino Resort, 144A,
9.125%, 12/15/10                                              4,000        4,190

Venetian Casino Resort, 11.00%, 6/15/10                      30,777       35,355

Wynn Las Vegas LLC, 12.00%, 11/1/10                           3,413        3,993

                                                                         163,747

Healthcare Services   4.0%

Alliance Imaging, 10.375%, 4/15/11                           12,035       12,366

Alpharma, 144A, 8.625%, 5/1/11                                2,175        2,257

AmeriPath, 10.50%, 4/1/13                                    12,350       12,443

AmerisourceBergen, 8.125%, 9/1/08                             3,700        3,996

Biovail, 7.875%, 4/1/10                                       8,365        8,135

Concentra Operations
      9.50%, 8/15/10                                          3,600        3,744

   144A, 9.125%, 6/1/12                                       7,325        7,435

   Series B, 13.00%, 8/15/09                                 15,273       16,571

Fisher Scientific, 8.125%, 5/1/12                             1,236        1,310

Fresenius Medical Capital Trust II, 7.875%, 2/1/08            8,975        9,513

Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11      1,370        1,452

Genesis Healthcare, 144A, 8.00%, 10/15/13                     9,225        9,410

Insight Health Services, 9.875%, 11/1/11                      8,085        8,226

Inverness Medical Innovations, 144A, 8.75%, 2/15/12           2,800        2,835

Quintiles Transnational, 10.00%, 10/1/13                     11,600       11,252

Tenet Healthcare
      6.50%, 6/1/12                                           6,790        5,738

      7.375%, 2/1/13                                          5,750        5,117

Triad Hospitals, 7.00%, 11/15/13                              8,300        7,968

Vicar Operating, 9.875%, 12/1/09                             14,047       15,487

VWR International
   144A, 6.875%, 4/15/12                                      2,050        2,029

   144A, 8.00%, 4/15/14                                       8,650        8,715

                                                                         155,999

Lodging   1.3%

Courtyard by Marriott, 10.75%, 2/1/08                         7,260        7,296

HMH Properties, 7.875%, 8/1/08                                1,429        1,476

Host Marriot
    Series E, 8.375%, 2/15/06                                 2,500        2,638

    Series I, 9.50%, 1/15/07                                  2,750        3,032

John Q. Hammons Hotels, Series B, 8.875%, 5/15/12            15,140       16,351

La Quinta Properties, 8.875%, 3/15/11                        12,700       13,716

Prime Hospitality, Series B, 8.375%, 5/1/12                   3,725        3,818

                                                                          48,327

Manufacturing   2.7%

Aearo, 144A, 8.25%, 4/15/12                                   3,550        3,594

Case New Holland, 144A, 9.25%, 8/1/11                        10,025       10,576

General Cable, 144A, 9.50%, 11/15/10                          5,325        5,698

Invensys, 144A, 9.875%, 3/15/11                              13,425       13,291

JLG Industries, 8.375%, 6/15/12                               1,500        1,515

Manitowoc, 7.125%, 11/1/13                                    3,125        3,078

National Waterworks, Series B, 10.50%, 12/1/12               16,365       18,165

Rexnord, 10.125%, 12/15/12                                   13,742       14,841

Superior Essex Communications, 144A,
9.00%, 4/15/12                                               11,675       11,150

Trimas, 9.875%, 6/15/12                                      18,255       19,442

Valmont Industries, 144A, 6.875%, 5/1/14                        775          760

                                                                         102,110

Metals and Mining   4.7%

Algoma Steel, 11.00%, 12/31/09                                5,337        6,351

Allegheny Technologies, 8.375%, 12/15/11                      8,600        8,557

Alpha Natural Resources, 144A, 10.00%, 6/1/12                10,425       10,503

Arch Western Finance, 144A, 6.75%, 7/1/13                     2,950        2,965

Century Aluminum, 11.75%, 4/15/08                            15,740       17,471

CSN Islands VIII, 144A, 9.75%, 12/16/13                      15,575       12,966

Douglas Dynamics, VR, 3.943%, 3/30/10                         1,000        1,007

Earle M. Jorgensen, 9.75%, 6/1/12                            25,095       27,354

Euramax International, 8.50%, 8/15/11                         5,850        6,025

Gerdau Ameristeel, 10.375%, 7/15/11                          12,325       13,496

International Steel, 144A, 6.50%, 4/15/14                    13,100       12,216

International Utility Structures, 13.00%, 2/1/08 *            5,000           25

IPSCO, 8.75%, 6/1/13                                          1,925        2,108

Ispat Inland, 144A, 9.75%, 4/1/14                             8,225        8,472

Joy Global, 8.75%, 3/15/12                                    8,290        9,119

Luscar Coal, 9.75%, 10/15/11                                 10,025       11,353

Neenah Foundry, 144A, 11.00%, 9/30/10                         4,925        5,184

Steel Dynamics
      9.50%, 3/15/09                                         11,610       12,713

   144A, 9.50%, 3/15/09                                       5,400        5,913

USX-U.S. Steel Group, 9.75%, 5/15/10                          8,012        8,813

                                                                         182,611

Miscellaneous Consumer Products   3.8%

American Achievement, 144A, 8.25%, 4/1/12                    11,450       11,564

American Safety Razor, Series B, 9.875%, 8/1/05               9,415        9,439

Armkel Finance, 9.50%, 8/15/09                               13,780       15,020

Chattem, 7.00%, 3/1/14                                        5,575        5,380

Equinox, 144A, 9.00%, 12/15/09                                5,230        5,256

FTD, 7.75%, 2/15/14                                           5,375        5,053

Hockey, 11.25%, 4/15/09                                      12,540       14,672

Jostens
      12.75%, 5/1/10                                         19,921       22,361

   STEP, 10.25%, 12/1/13                                     17,025       11,407

Pantry, 144A, 7.75%, 2/15/14                                  8,000        7,780

Rayovac, 8.50%, 10/1/13                                       3,500        3,640

Sealy Mattress, 144A, 8.25%, 6/15/14                          6,100        5,947

Simmons, 144A, 7.875%, 1/15/14                                5,775        5,746

Sola International, 6.875%, 3/15/08                           7,508        7,508

Town Sports International
      9.625%, 4/15/11                                         3,830        3,763

   144A, STEP, 0%, 2/1/14                                     9,725        4,814

True Temper Sports, 144A, 8.375%, 9/15/11                     7,455        7,455

                                                                         146,805

Paper and Paper Products   3.8%

Boise Cascade, 7.00%, 11/1/13                                 4,350        4,426

Four M, 12.00%, 6/1/06                                       22,377       22,489

Georgia-Pacific
      8.875%, 2/1/10                                          4,300        4,789

      9.375%, 2/1/13                                         28,425       31,978

Graphic Packaging, 8.50%, 8/15/11                             5,800        6,206

Inland Fiber, 9.625%, 11/15/07                                2,160        1,102

JSG Funding, 10.125%, 10/1/12 (EUR)                           5,700        7,346

Longview Fibre, 10.00%, 1/15/09                              16,045       17,088

MDP Acquisitions
      9.625%, 10/1/12                                        13,770       14,872

   PIK, 15.50%, 10/1/13                                       6,075        6,864

Potlatch, 10.00%, 7/15/11                                    10,580       11,638

Stone Container
      8.375%, 7/1/12                                          5,700        5,871

      9.75%, 2/1/11                                           3,425        3,699

   144A, 11.50%, 8/15/06                                      8,900        9,123

                                                                         147,491

Printing and Publishing   6.5%

Affinity Group, 144A, 9.00%, 2/15/12                          6,700        6,801

American Media Operations
      8.875%, 1/15/11                                         1,760        1,725

   Series B, 10.25%, 5/1/09                                   3,230        3,367

Canwest Media, 10.625%, 5/15/11                              12,121       13,576

CBD Media / CBD Finance, 8.625%, 6/1/11                       5,215        5,437

Dex Media East
      9.875%, 11/15/09                                        5,965        6,770

      12.125%, 11/15/12                                      19,600       22,834

Dex Media Finance West
   144A, 8.50%, 8/15/10                                         875          954

   144A, 9.875%, 8/15/13                                     17,250       18,996

Hollinger International Publishing,
9.00%, 12/15/10                                               5,250        5,788

Hollinger Participation Trust, PIK, 144A,
12.125%, 11/15/10                                            16,013       18,575

Houghton Mifflin, 9.875%, 2/1/13                             13,260       13,591

Liberty Group
      9.375%, 2/1/08                                         10,024        9,974

   STEP, 11.625%, 2/1/09                                     13,201       13,036

Lighthouse, 144A, 8.00%, 4/30/14 (EUR)                       16,725       19,462

Mail-Well, 9.625%, 3/15/12                                    9,300       10,044

Primedia
      7.625%, 4/1/08                                            280          279

      8.875%, 5/15/11                                         7,040        7,022

   144A, 8.00%, 5/15/13                                      10,750       10,212

R.H. Donnelley Finance
      8.875%, 12/15/10                                        9,590       10,549

   144A, 10.875%, 12/15/12                                   17,800       20,870

Readers Digest, 6.50%, 3/1/11                                 5,000        4,913

Vertis
      9.75%, 4/1/09                                           8,750        9,472

      10.875%, 6/15/09                                        4,055        4,328

   144A, 13.50%, 12/7/09                                     12,195       12,439

                                                                         251,014

Restaurants   0.6%

Friendly Ice Cream, 144A, 8.375%, 6/15/12                     5,550        5,495

O'Charley's, 144A, 9.00%, 11/1/13                             9,475        9,712

Perkins Family Restaurant, Series B, 10.125%, 12/15/07        2,725        2,745

Real Mex Restaurants, 144A, 10.00%, 4/1/10                    2,000        2,000

Vicorp Restaurants, 144A, 10.50%, 4/15/11                     4,000        3,920

                                                                          23,872

Retail   1.0%

Barneys New York, 9.00%, 4/1/08                              10,165       10,521

Dollar Financial Group, 9.75%, 11/15/11                       5,685        5,799

J Crew
      10.375%, 10/15/07                                       8,575        8,575

   STEP, 16.00%, 5/15/08                                      2,810        2,304

Nebraska Book Company, 144A, 8.625%, 3/15/12                  9,525        9,406

                                                                          36,605

Satellites   0.9%

Directv Holdings, 8.375%, 3/15/13                             2,500        2,775

Inmarsat Finance, 144A, 7.625%, 6/30/12                       3,200        3,160

Orbimage, PIK, 13.625%, 6/30/08 *                               755          748

Pegasus Communications, Series B, 12.50%, 8/1/07 *            3,575        1,966

Pegasus Satellite
      12.375%, 8/1/06 *                                       6,010        3,305

      VR, 9.00%, 7/31/06 *                                   14,925       14,776

   144A, 11.25%, 1/15/10 *                                   14,050        7,728

                                                                          34,458

Services   3.2%

Allied Waste Industries
      7.875%, 4/15/13                                         9,260        9,445

      9.25%, 9/1/12                                           3,025        3,350

Brand Services, 12.00%, 10/15/12                             16,275       18,553

Brickman Group, 11.75%, 12/15/09                              9,700       11,058

Casella Waste Systems, 9.75%, 2/1/13                         17,675       19,177

Coinmach, 9.00%, 2/1/10                                      11,265       11,772

IESI, 10.25%, 6/15/12                                        10,360       11,189

IPC Acquisition, 11.50%, 12/15/09                             8,930        9,600

Synagro Technologies, 9.50%, 4/1/09                          19,980       21,179

Worldspan, 9.625%, 6/15/11                                    7,140        7,301

                                                                         122,624

Specialty Chemicals   4.2%

Arco Chemical, 10.25%, 11/1/10                                4,095        4,177

Celanese Bridge, VR, 9.125%, 4/9/05                          21,874       21,874

Compass Minerals
      10.00%, 8/15/11                                         5,675        6,299

   STEP, 12.00%, 6/1/13                                      17,550       13,163

Freeport McMoRan Resources, 7.00%, 2/15/08                    4,850        4,947

Huntsman
      9.875%, 3/1/09                                          7,345        7,933

      VR, 5.938%, 3/31/07                                     4,837        4,801

      VR, 10.188%, 3/31/07                                    3,663        3,635

      Zero Coupon, 12/31/09                                   6,150        3,013

Imc Global
      10.875%, 8/1/13                                         1,175        1,410

   Series B
      10.875%, 6/1/08                                         1,575        1,827

      11.25%, 6/1/11                                          1,300        1,502

Invista, 144A, 9.25%, 5/1/12                                  6,225        6,178

Koppers Industries, 144A, 9.875%, 10/15/13                    7,450        8,009

Lyondell Chemical
      9.50%, 12/15/08                                         4,625        4,752

   Series A, 9.625%, 5/1/07                                   2,000        2,080

MacDermid, 9.125%, 7/15/11                                      840          937

Noveon, 13.00%, 8/31/11 !!                                   14,972       15,870

Omnova Solutions, 11.25%, 6/1/10                              7,540        8,369

Resolution Performance Products, 9.50%, 4/15/10               7,810        7,986

Rhodia
   144A, 7.625%, 6/1/10                                       1,175        1,019

   144A, 8.875%, 6/1/11                                      17,090       13,330

   144A, 10.25%, 6/1/10                                      10,275        9,890

Rockwood Specialties Group, 10.625%, 5/15/11                  9,800       10,315

                                                                         163,316

Telecommunications   4.0%

Alaska Communications Systems, 9.875%, 8/15/11                5,900        6,047

Call Net Enterprises, 10.625%, 12/31/08                       3,950        3,970

Cincinnati Bell, 8.375%, 1/15/14                              2,125        1,912

Eircom Funding, 8.25%, 8/15/13                               18,029       18,795

Fairpoint Communications
      11.875%, 3/1/10                                           975        1,107

      12.50%, 5/1/10                                          4,550        4,823

Globix, 11.00%, 5/1/08                                        1,153        1,072

LCI International, 7.25%, 6/15/07                             9,895        8,980

MCI
      5.908%, 5/1/07 *                                       14,060       13,638

      6.688%, 5/1/09 *                                        6,610        6,214

Primus Telecommunications, 144A, 8.00%, 1/15/14               8,925        8,099

Qwest
      VR, 6.50%, 6/5/07                                      12,750       13,148

      VR, 6.95%, 6/30/10                                      4,250        4,038

   144A, 13.50%, 12/15/10                                    34,974       40,264

Qwest Communications, 144A, VR, 4.63%, 2/15/09               14,250       13,217

Time Warner Telecom
      9.75%, 7/15/08                                          6,325        5,914

      10.125%, 2/1/11                                         2,400        2,172

                                                                         153,410

Textiles and Apparel   0.3%

Anvil Knitwear, 10.875%, 3/15/07                              3,162        2,308

Avondale Mills, 10.25%, 7/1/13                               12,900        7,805

Dyersburg, Series B, 9.75%, 9/1/07 *                         10,150            1

                                                                          10,114

Transportation (excluding Rail Road)   1.1%

Laidlaw, 10.75%, 6/15/11                                     17,800       19,090

Northwest Airlines, 9.875%, 3/15/07                           2,725        2,017

TravelCenters of America, 12.75%, 5/1/09                     17,545       20,352

                                                                          41,459

Wireless Communications   4.6%

Alamosa
      11.00%, 7/31/10                                        12,000       13,170

   144A, 8.50%, 1/31/12                                       5,750        5,678

Centennial Communications
      10.125%, 6/15/13                                        5,125        5,240

   144A, 8.125%, 2/1/14                                       4,425        4,082

Crown Castle, 10.75%, 8/1/11                                 11,800       13,186

Nextel Communications
      6.875%, 10/31/13                                       22,725       22,612

      7.375%, 8/1/15                                         15,300       15,453

      9.375%, 11/15/09                                        1,150        1,236

      9.50%, 2/1/11                                          12,508       14,009

Nextel Partners, 8.125%, 7/1/11                               5,600        5,740

Rogers Wireless
      9.625%, 5/1/11                                          8,762        9,945

   144A, 6.375%, 3/1/14                                       3,825        3,576

Rural Cellular, 144A, 8.25%, 3/15/12                          4,600        4,727

Triton PCS Holdings, 8.50%, 6/1/13                            8,310        8,393

TSI Telecommunications Services, 12.75%, 2/1/09               9,350       10,051

Ubiquitel
      144A, 9.875%, 3/1/11                                    9,026        9,026

   STEP, 14.00%, 4/15/10                                      1,625        1,601

US Unwired, Series B, STEP, 13.375%, 11/1/09                  7,852        8,166

Western Wireless, 9.25%, 7/15/13                             22,110       22,856

                                                                         178,747

Total Corporate Bonds and Notes (Cost  $3,474,626)                     3,506,586

EQUITY AND CONVERTIBLE SECURITIES   4.8%

Automobiles and Related   0.1%

TRW Automotive, Common Stock *                                  152        2,985

                                                                           2,985

Broadcasting   0.1%

Granite Broadcasting, Common Stock *                            400          460

Spanish Broadcasting Systems, Series B
Pfd. Stock, 10.75% *                                              2        2,120

Time Warner, Common Stock *                                       2           40

XM Satellite Radio Holdings, Class A, Warrants, 12/31/09 *        5          241

                                                                           2,861

Cable Operators   0.0%

Comcast, Class A, Common Stock *                                  0            2

Peachtree Cable, Common Stock *!!                                10            0

                                                                               2

Conglomerates   0.2%

Tyco International, Common Stock                                315        9,701

                                                                           9,701

Electric Utilities   1.6%

Duke Energy, Common Stock                                       328        6,540

FirstEnergy, Common Stock                                       165        6,452

NiSource, Common Stock                                          360        7,292

NRG Energy, Common Stock *                                      430        9,090

PPL Energy Supply, Conv. Bonds, 2.625%, 5/15/23               4,453        4,499

Teco Energy, Common Stock                                       720        8,754

TNP Enterprises
   Pfd. Stock,  144A *                                            6          756

   Series D, Pfd. Stock, PIK, 14.50% *                           16       18,191

                                                                          61,574

Electronic Components   0.1%

AMIS Holdings, Common Stock *                                   260        4,379

ASAT Finance, Warrants, 144A, 11/1/06 *                           2            4

                                                                           4,383

Food/Tobacco   0.1%

Volumes Services America, Common Stock                          404        5,829

                                                                           5,829

Gaming   0.3%

Lakes Entertainment, Common Stock *                              42          521

Mikohn Gaming, Warrants, 8/15/08 *                                9            4

Wynn Resorts, Common Stock *                                    242        9,325

                                                                           9,850

Healthcare Services   0.0%

Mariner Health Care, Common Stock *                               7          116

                                                                             116

Metals and Mining   0.5%

Gerdau Ameristeel, Conv. Bond,
6.50%, 4/30/07 (CAD)                                          7,700        5,465

International Steel Group, Common Stock *                       148        4,430

Steel Dynamics, Common Stock *                                  309        7,909

                                                                          17,804

Miscellaneous Consumer Products   0.0%

Hedstrom Holdings, Warrants, 8/1/06 *@                           11            0

Mattress Discounters, Warrants, 144A, 7/15/07 *                   4            0

                                                                               0

Paper and Paper Products   0.0%

MDP Acquisitions, Warrants, 144A, 10/1/13 *                       4          190

                                                                             190

Printing and Publishing   0.2%

Primedia, Series H, Exch. Pfd. Stock, 8.625%                     25        2,156

R.H. Donnelley, Common Stock *                                  150        6,465

                                                                           8,621

Retail   0.0%

Barneys New York, Warrants, 144A, 2/1/08 *                        5          143

Satellites   0.1%

Orbimage, Common Stock *                                         91        1,269

Pegasus Satellite, Series B, Pfd. Stock, PIK, 12.75% *            9        2,111

                                                                           3,380

Specialty Chemicals   0.6%

Hercules Trust II, Pfd. Conv. Stock, 6.50%                       30       23,023

                                                                          23,023

Supermarkets   0.0%

Pathmark Stores
   Common Stock*                                                 23          158

   Warrants, 9/19/10 *                                           36           26

                                                                             184

Telecommunications   0.0%

Allegiance Telecom, Warrants, 144A, 2/3/08 *                      8            0

AT&T, Common Stock                                                0            1

Cybernet Internet Services, Warrants, 144A, 7/1/09 *              3            0

E. Spire Communications, Pfd. Stock, PIK, 12.75% *               83            0

Globix, Common Stock *                                          205          512

KMC Telecom, Warrants, 144A, 1/31/08 *                            5            0

RSL Commincations, Warrants, 11/15/06 *                           3            0

Splitrock Services, Warrants, 7/1/08 *@                           2           12

                                                                             525

Textiles and Apparel   0.1%

Anvil Holdings, Series B, Pfd. Stock, PIK, 13.00% *             278        2,784

                                                                           2,784

Transportation (excluding Rail Road)   0.0%

TravelCenters of America, Warrants, 11/14/10 *                   59          294

                                                                             294

Wireless Communications   0.8%

Alamosa Holdings, Series B, Pfd. Conv. Stock, 7.50%              13        7,195

Dobson Communications, Pfd. Stock, 12.25%                         9        6,336

Horizon PCS, Warrants, 144A, 10/1/10 *                            9            0

IPCS, Warrants, 144A, 7/15/10 *                                   9            0

Leap Wireless, Warrants,144A,  4/15/10 *                          3            0

Microcell Telecommunications
   Class A, Common Stock (CAD) *                                  0            1

   Class B, Common Stock (CAD) *                                 12          292

   Class B, Rights (CAD) *                                        6            2

   Warrants, 5/1/05 (CAD) *                                       3           24

   Warrants, 5/1/08 (CAD) *                                       4           39

Nextel Communications, Class A, Common Stock *                  345        7,979

Nextel Partners, Class A, Common Stock *                        375        6,121

Ubiquitel, Warrants, 144A, 4/15/10 *                             19            0

Western Wireless, Conv. Bonds, 4.625%, 6/15/23                2,218        4,407

                                                                          32,396

Total Equity and Convertible Securities (Cost  $199,028)                 186,645


SHORT-TERM INVESTMENTS   2.9%

Money Market Funds   2.9%
T. Rowe Price Reserve Investment Fund, 1.09% #              112,429      112,429

Total Short-Term Investments (Cost  $112,429)                            112,429


Total Investments in Securities

98.5% of Net Assets (Cost $3,786,083)                                 $3,805,660
                                                                      ----------

    (1)  Denominated in U.S. dollar unless otherwise noted

      #  Seven-day yield

      *  Non-income producing

     !! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total value of such securities at period-end amounts to $15,870 and represents 0.41% of net assets

      @  Security valued by fund's Board of Directors

   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $926,891 and represents 24.0% of net assets

    CAD  Canadian dollar

    EUR  Euro

    PIK  Payment-in-Kind

   STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

     VR  Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $3,786,083)               $ 3,805,660

Other assets                                                            104,773

Total assets                                                          3,910,433

Liabilities

Total liabilities                                                        46,270

NET ASSETS                                                          $ 3,864,163
                                                                    -----------

Net Assets Consist of:

Undistributed net investment income (loss)                          $     7,525

Undistributed net realized gain (loss)                                 (360,562)

Net unrealized gain (loss)                                               19,581

Paid-in-capital applicable to 564,815,097 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                       4,197,619

NET ASSETS                                                          $ 3,864,163
                                                                    -----------

NET ASSET VALUE PER SHARE

Investor Class
($3,159,452,791/461,656,996 shares outstanding)                     $      6.84
                                                                    -----------

Advisor Class
($704,709,968/103,158,101 shares outstanding)                       $      6.83
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                        5/31/04
Investment Income (Loss)

Income
  Interest                                                            $ 308,982

  Dividend                                                               13,438

  Total income                                                          322,420

Expenses
  Investment management                                                  22,485

  Shareholder servicing
    Investor Class                                                        4,131

    Advisor Class                                                           693

  Rule 12b-1 fees - Advisor Class                                         1,571

  Prospectus and shareholder reports
    Investor Class                                                          205

    Advisor Class                                                           121

  Custody and accounting                                                    305

  Registration                                                              227

  Legal and audit                                                            29

  Directors                                                                  13

  Miscellaneous                                                              20

  Total expenses                                                         29,800

  Expenses paid indirectly                                                  (92)

  Net expenses                                                           29,708

Net investment income (loss)                                            292,712

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                             68,185

  Foreign currency transactions                                            (279)

  Net realized gain (loss)                                               67,906

Change in net unrealized gain (loss)
  Securities                                                             (6,497)

  Other assets and liabilities
  denominated in foreign currencies                                        (113)

  Change in net unrealized gain (loss)                                   (6,610)

Net realized and unrealized gain (loss)                                  61,296

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $ 354,008
                                                                      ---------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                             Year
                                                            Ended
                                                          5/31/04       5/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                        $   292,712   $   212,255

  Net realized gain (loss)                                 67,906       (63,550)

  Change in net unrealized gain (loss)                     (6,610)      131,885

  Increase (decrease) in net assets from operations       354,008       280,590

Distributions to shareholders
  Net investment income
    Investor Class                                       (245,272)     (177,077)

    Advisor Class                                         (48,843)      (32,309)

  Decrease in net assets from distributions              (294,115)     (209,386)

Capital share transactions *
  Shares sold
    Investor Class                                      1,120,200       918,569

    Advisor Class                                         292,132       479,933

  Distributions reinvested
    Investor Class                                        190,953       144,090

    Advisor Class                                          47,498        31,556

  Shares redeemed
    Investor Class                                       (772,798)     (355,039)

    Advisor Class                                        (139,922)     (270,553)

  Redemption fees received
    Investor Class                                          1,409           481

  Increase (decrease) in net assets from
  capital share transactions                              739,472       949,037

Net Assets

Increase (decrease) during period                         799,365     1,020,241

Beginning of period                                     3,064,798     2,044,557

End of period                                         $ 3,864,163   $ 3,064,798
                                                      -------------------------

(Including undistributed net investment
income of $7,525 at 5/31/04 and
$6,567 at 5/31/03)

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                             Year
                                                            Ended
                                                          5/31/04       5/31/03

*Share information
  Shares sold
    Investor Class                                        161,890       143,641

    Advisor Class                                          42,203        75,910

  Distributions reinvested
    Investor Class                                         27,605        22,706

    Advisor Class                                           6,874         4,968

  Shares redeemed
    Investor Class                                       (111,638)      (56,074)

    Advisor Class                                         (20,237)      (41,914)

  Increase (decrease) in shares outstanding               106,697       149,237

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation. The fund has two classes of shares: the High Yield Fund original share class, referred to in this report as the Investor Class, offered since December 31, 1984, and High Yield Fund-Advisor Class (Advisor Class), offered since March 31, 2000. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the
T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's outstanding shares.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Redemption Fees
A 1% fee is assessed on redemptions of Investor Class fund shares held less than 1 year to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
At May 31, 2004, approximately 91% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $3,257,019,000 and $2,566,904,000, respectively, for the year ended May 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2004 totaled $294,115,000 and were characterized as ordinary income for tax purposes. At May 31, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                      $      137,697,000

Unrealized depreciation                                            (123,060,000)

Net unrealized appreciation (depreciation)                           14,637,000

Undistributed ordinary income                                        22,893,000

Capital loss carryforwards                                         (370,986,000)

Paid-in capital                                                   4,197,619,000

Net assets                                                   $    3,864,163,000
                                                             ------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. During the fiscal year ended May 31, 2004, the fund utilized $34,167,000 of capital loss carryforwards. As of May 31, 2004, the fund had $10,354,000 of capital loss carryforwards that expire in fiscal 2005, $19,777,000 that expire in fiscal 2007, and $340,855,000 that expire thereafter through fiscal 2011.

For the year ended May 31, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards and a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital. Results of operations and net assets were not affected by these reclassifications.


--------------------------------------------------------------------------------

Undistributed net investment income                         $     2,361,000

Undistributed net realized gain                                   6,979,000

Paid-in capital                                                  (9,340,000)


At May 31, 2004, the cost of investments for federal income tax purposes was $3,791,027,000.

NOTE 4- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At May 31, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $2,025,000.

The Advisor Class is also subject to a contractual expense limitation through May 31, 2003. During the limitation period, the manager is required to waive its management fee and reimburse the class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.05%. Through May 31, 2005, the class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation. Pursuant to this agreement, at May 31, 2004, there were no amounts subject to repayment. For the year ended May 31, 2004, the Advisor Class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. Expenses incurred pursuant to these service agreements totaled $1,548,000 for the year ended May 31, 2004, of which $202,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the year ended May 31, 2004, the fund was allocated $1,771,000 of Spectrum Funds' expenses and $180,000 of Retirement Funds' expenses. Of these amounts, $1,517,000 related to services provided by Price and $151,000 was payable at period-end. At May 31, 2004, approximately 26.2% of the outstanding shares of the Investor Class were held by the Spectrum Funds and 2.9% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended May 31, 2004, dividend income from the Reserve Funds totaled $1,439,000.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price High Yield Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price High Yield Fund (the "Fund") at May 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 22, 2004

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 5/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $4,164,000 from short-term capital gains.

For taxable non-corporate shareholders, $10,094,000 of the fund's income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $10,094,000 of the fund's income qualifies for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price High Yield Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)          Principal Occupation(s) During Past 5 Years and
Year Elected *           Directorships of Other Public Companies

Anthony W. Deering       Director, Chairman of the Board, and Chief Executive
(1945)                   Officer, The Rouse Company, real estate developers;
1984                     Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.      Principal, EuroCapital Advisors, LLC, an
(1943)                   acquisition and management advisory firm
2001

David K. Fagin           Director, Golden Star Resources Ltd., Canyon Resources
(1938)                   Corp. (5/00 to present), and Pacific Rim Mining Corp.
2001                     (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn            Managing Director and President, Global Private Client
(1943)                   Services, Marsh Inc. (1999-2003); Managing Director
2003                     and Head of International Private Banking, Bankers
                         Trust (1996-1999); Director, Eli Lilly and Company and Georgia Pacific

F. Pierce Linaweaver     President, F. Pierce Linaweaver & Associates, Inc.,
(1934)                   consulting environmental and civil engineers
1984

John G. Schreiber        Owner/President, Centaur Capital Partners, Inc., a real
(1946)                   estate investment company; Partner, Blackstone Real
1992                     Estate Advisors, L.P.; Director, AMLI Residential
                         Properties Trust and The Rouse Company, real estate developers

  * Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected *
[Number of T. Rowe Price  Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]      Directorships of Other Public Companies

Mary J. Miller, CFA       Vice President, T. Rowe Price and T. Rowe
(1955)                    Price Group, Inc.
2004
[37]

James S. Riepe            Director and Vice President, T. Rowe Price; Vice
(1943)                    Chairman of the Board, Director, and Vice President,
1984                      T. Rowe Price Group, Inc.; Chairman of the Board and
[111]                     Director, T. Rowe Price Global Asset Management
                          Limited, T. Rowe Price Global Investment Services
                          Limited, T. Rowe Price Investment Services, Inc.,
                          T. Rowe Price Retirement Plan Services, Inc., and
                          T. Rowe Price Services, Inc.; Chairman of the Board,
                          Director, President, and Trust Officer, T. Rowe Price
                          Trust Company; Director, T. Rowe Price International,
                          Inc.; Director, The Nasdaq Stock Market, Inc.;
                          Chairman of the Board, High Yield Fund


  * Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, High Yield Fund         Price Group, Inc., and T. Rowe Price
                                        Trust Company

Andrew M. Brooks (1956)                 Vice President, T. Rowe Price and
Vice President, High Yield Fund         T. Rowe Price Group, Inc.

Joseph A. Carrier (1960)                Vice President, T. Rowe Price, T. Rowe
Treasurer, High Yield Fund              Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, High Yield Fund         Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Mark S. Finn CPA, CFA (1963)            Vice President, T. Rowe Price and
Vice President, High Yield Fund         T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Robert N. Gensler (1957)                Vice President, T. Rowe Price and
Vice President, High Yield Fund         T. Rowe Price Group, Inc.

Gregory S. Golczewski (1966)            Vice President, T. Rowe Price and
Vice President, High Yield Fund         T. Rowe Price Trust Company

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, High Yield Fund         Price Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price Group, Inc.,
                                        T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan
                                        Services, Inc.

Paul A. Karpers, CFA (1967)             Vice President, T. Rowe Price and
Vice President, High Yield Fund         T. Rowe Price Group, Inc.

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe Price
Secretary, High Yield Fund              and T. Rowe Price Investment
                                        Services, Inc.

Kevin P. Loome, CFA (1967)              Vice President, T. Rowe Price, T. Rowe
Vice President, High Yield Fund         Price Group, Inc., and T. Rowe Price
                                        International, Inc.

James E. MacMiller (1966)               Assistant Vice President, T. Rowe Price
Vice President, High Yield Fund

Michael J. McGonigle (1966)             Vice President, T. Rowe Price and
Vice President, High Yield Fund         T. Rowe Price Group, Inc.

Walter P. Stuart III, CFA (1960)        Vice President, T. Rowe Price and
Vice President, High Yield Fund         T. Rowe Price Group, Inc.

Thomas E. Tewksbury (1961)              Vice President, T. Rowe Price and
Vice President, High Yield Fund         T. Rowe Price Group, Inc.

Mark J. Vaselkiv (1958)                 Vice President, T. Rowe Price and
President, High Yield Fund              T. Rowe Price Group, Inc.

Thea N. Williams (1961)                 Vice President, T. Rowe Price and
Vice President, High Yield Fund         T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                             $12,903               $13,917
     Audit-Related Fees                       1,428                    --
     Tax Fees                                 3,630                 3,747
     All Other Fees                             124                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $819,000 and $671,000 respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 16, 2004